Financial income and expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Financial income
Interest on marketable securities		R$ 4,341	R$ 15,383	R$ 39,509
Interest on receivable	[1]	10,462	4,878	5,506
Monetary variations		160	619
Foreign exchange variation		12,058	11,166	8,933
Gain on remeasurement of receivables from sale of farms		39,337	15,818	22,499
Realized profit from derivative transactions		16,861	19,576	77,448
Unrealized profit from derivative transactions		46,104	42,650	38,749
Total		129,323	110,090	192,644
Financial expenses
Marketable securities charges		(1,372)	(2,565)	(9,884)
Bank charges		(685)	(1,080)	(1,405)
Interest accrued	[2]	(28,768)	(8,963)	(8,202)
Monetary variation		(346)	(541)	(3,164)
Foreign exchange variation		(11,792)	(10,917)	(8,738)
Loss on remeasurement of receivables from sale of farms		(26,616)	(7,789)	(12,649)
Realized loss from derivative financial transactions		(23,968)	(3,654)	(72,675)
Unrealized loss from derivative financial transactions		(44,332)	(41,137)	(37,553)
Total		137,879	76,646	154,270
Financial income (expense), net		R$ (8,556)	R$ 33,444	R$ 38,374

[1]	Mainly represented by financial income obtained from renegotiation of the Nova Buriti farm, in the amount of R$9,273, according to Note 13.
[2]	The amount of R$16,563 refers to the waiver of 100% of the interest on agreements entered into with Cresca, see Note 1.1.